CONDENSED BALANCE SHEETS - USD ($)		Jun. 30, 2021	Dec. 31, 2020
Current assets
Cash		$ 1,525,518	$ 0
Prepaid expenses		861,283	0
Total current assets		2,386,801	0
Deferred offering costs		0	75,000
Investments held in the Trust Account		345,006,396	0
TOTAL ASSETS		347,393,197	75,000
Current liabilities
Accrued expenses		199,640	0
Accrued offering costs		253,607	50,000
Promissory Note — related party		0	5,000
Total current liabilities		453,247	55,000
Warrant liability		23,361,318	0
Deferred underwriting fee payable		12,075,000	0
Total liabilities		35,889,565	55,000
Commitments and Contingencies
Shareholders' Equity
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued or outstanding		0	0
Common stock issued	[1]		863
Additional paid-in capital		6,850,719	24,137
Accumulated deficit		(1,851,965)	(5,000)
Total shareholders' equity		5,000,002	20,000
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		347,393,197	75,000
Class A common stock
Current liabilities
Class A Ordinary Shares subject to possible redemption — 30,650,363 and no shares at $10.00 per share redemption value as of June 30, 2021 and December 31, 2020, respectively		306,503,630	0
Shareholders' Equity
Common stock issued		385	0
Total shareholders' equity		385	0
Class B common stock
Shareholders' Equity
Common stock issued		863	863
Total shareholders' equity		$ 863	$ 863

[1]	Excludes an aggregate of up to 1,125,000 shares of Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).